Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(loss)/for the year	$ 653,174	$ (1,635,837)
Adjustment to reconcile (loss)/profit to net cash used in operating activities:
Deferred tax (benefit)/expense	28,241	135,640
Income tax expense	119,238	387,407
Amortization of intangible assets	926,484	696,224
Loss on deconsolidation of subsidiary (refer note 24)	1,000	192,776
Fair value gain on remeasurement of warrant liability		(22,766)
Remeasurements of the net defined benefit plans	29,774	30,606
Expected credit loss on trade receivables	72,698	(120,544)
Finance Cost	638,957	2,210,404
Sundry balances written off during the year	11,268
Liabilities no longer required written back	(1,635,651)	(360,878)
Finance income		(19,123)
Salary/Legal and professional fees (Shares issued)	158,821
Change in operating assets and liabilities:
Inventories
Trade receivable	(1,945,143)	381,946
Other receivable
Other financial assets	63,121	102,242
Other assets	(564,469)	(730,555)
Trade payable	2,578,248	132,056
Other financial liabilities	(9,161)	(566,378)
Other current liabilities	3,267	255,511
Security Deposits
Cash flow used in operating activities after working capital changes	1,129,867	1,068,731
Income tax (paid)/refund, net	(243,833)	84,604
Net cash used in operating activities	886,034	1,153,335
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets (including intangible assets under development)	(1,936,320)	(10,820,099)
Interest received		19,123
Advances for acquisition of network	(1,715,361)	(2,119,038)
Net cash used in investing activities	(3,651,681)	(12,920,014)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term borrowings from directors – Net	937,807
Repayment of 7% secured promissory notes		(1,000,000)
Proceeds from short term borrowings – Preferred Convertible Security	1,004,705
Proceeds from short term borrowings – Related party	31,214
Proceeds from long term borrowings - Bank	1,004,026
Repayment of short-term borrowings – Directors Loans		518,125
Proceeds on issuance of shares		12,509,169
Proceeds from financial institutions (net)	(10,862)	10,449
Interest, commission and other charges paid	(261,660)	(382,341)
Net cash provided by financing activities	2,705,230	11,655,402
Net increase (decrease) in cash and cash equivalents	(60,417)	(111,277)
CASH AND CASH EQUIVALENTS – beginning of period	311,810	8,758
Acquired in Business Combination (refer note 23)		432,138
Adjustment for deconsolidation of subsidiary (refer note 24)	(1,000)	(7,608)
Effects of exchange rate changes on cash and cash equivalents	(4,016)	(10,201)
CASH AND CASH EQUIVALENTS – end of period	246,377	$ 311,810
Non-cash transactions:
Shares issued to the suppliers, directors and other for the services	162,695
Share issued against repayment of:
Senior convertible Notes	3,333,333
Preferred convertible Security	1,004,000
Transactions with Lytus Inc for the investments in Lytus Inc for CCD and Lytus Inc to Lytus India is squared off due to option agreement.	135,000
Shares issued to ESOP trust